                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                                                                    NBAMT0231295

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

   1995 produced outstanding returns in the overall bond market and the Limited Maturity Bond Portfolio. This performance resulted from a dramatic lowering of yields as the market perceived a slowing economy and a lessening of inflationary pressures. The Federal Reserve Board appeared to agree with the market's view and lowered the Fed Funds rate by 25 basis points in early July and again in December.
   The duration (the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection and other factors) of the portfolio was extended from 1.8 years (a weighted average maturity of 2.1 years) at the start of 1995 to 2.2 years (or 2.4 years weighted average maturity) by the end of June. The rally subsided during the third quarter as market participants became concerned about a pickup in economic activity. However, by the end of the third quarter inflationary expectations began to decline and rates resumed the downward trend. We again extended duration in October to 2.4 years (2.9 years weighted average maturity) which greatly benefited 4th quarter performance. The rationale for extending the portfolio is based on our interest rate trend models, as well as our fundamental outlook on the economy and inflation. Our trend models remained positive throughout the year, with occasional signs of an overbought market. This is the key reason we extended duration during the year. Moreover, our fundamental view remains bullish. The inflation outlook for the U.S. is the best it has been in years. We believe that monetary policy remains somewhat restrictive and that the budget that eventually comes out of Washington will be positive for fixed income markets.
   During the fourth quarter, we added investment-grade corporate bonds and high-quality asset-backed securities to the Portfolio. This allowed us to take advantage of slightly higher yield premiums, which were available at reasonable prices. We believe the fundamentals of these two sectors remain solid and that significant incremental returns will result from our relatively heavy weightings. We remained underweighted in mortgages throughout the year as the interest rate rally resulted in their underperformance versus other sectors; as interest rates dropped more homeowners refinanced their mortgage loans, resulting in a quickening of the prepayment speeds on related bonds (which can reduce the average duration substantially).

Theresa A. Havell                        Thomas Wolfe
PORTFOLIO CO-MANAGER                     PORTFOLIO CO-MANAGER
AMT Limited Maturity Bond Investments    AMT Limited Maturity Bond Investments

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Limited Maturity Bond Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN*
                               LIMITED MATURITY BOND PORTFOLIO   MERRILL LYNCH INDEX
1 Year                                    +10.94%                      +11.00%
5 Year                                     +6.70%                       +6.91%
10 Year                                    +7.61%                       +7.73%
Life of Fund                               +8.65%                       +8.75%

AVERAGE ANNUAL TOTAL RETURN*
                               LIMITED MATURITY BOND PORTFOLIO   MERRILL LYNCH TREASURY INDEX
12/31/85                               $10,000.00                   $10,000.00
 '86                                    11,383.00                    11,035.09
 '87                                    11,713.00                    11,658.29
 '88                                    12,552.00                    12,384.04
 '89                                    13,904.00                    13,730.32
 '90                                    15,061.00                    15,065.60
 '91                                    16,770.00                    16,825.26
 '92                                    17,638.00                    17,885.17
 '93                                    18,807.00                    18,852.98
 '94                                    18,778.00                    18,960.17
 '95                                    20,831.00                    21,046.00

   Life of Limited Maturity Bond Portfolio is from 9/10/84.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                     December 31,
                                                         1995
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $ 325,623,062
      Receivable for Trust shares sold                  5,745,233
                                                    --------------
                                                      331,368,295
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                92,327,760
      Payable to administrator (Note B)                   110,670
      Accrued expenses                                     31,420
                                                    --------------
                                                       92,469,850
                                                    --------------
NET ASSETS at value                                 $ 238,898,445
                                                    --------------
NET ASSETS consist of:
      Par value                                     $      16,244
      Paid-in capital in excess of par value          222,758,222
      Accumulated undistributed net investment
       income                                          20,476,707
      Accumulated net realized losses on
       investment                                      (6,955,974)
      Net unrealized appreciation in value of
       investment                                       2,603,246
                                                    --------------
NET ASSETS at value                                 $ 238,898,445
                                                    --------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     16,243,959
                                                    --------------
NET ASSET VALUE, offering and redemption price per
share                                                      $14.71
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1995
                                                    ------------
INVESTMENT INCOME
    Income:
      Interest                                      $ 7,835,101
      Investment income from Series (Note A)         15,349,653
                                                    ------------
        Total investment income                      23,184,754
                                                    ------------
    Expenses:
      Investment advisory fee (Note B)                  577,021
      Administration fee (Note B)                       922,431
      Legal fees                                         79,426
      Custodian fees                                     55,177
      Shareholder reports                                44,605
      Distribution fees (Note B)                         32,389
      Trustees' fees and expenses                        10,541
      Insurance expense                                   6,111
      Auditing fees                                       3,343
      Registration and filing fees                          677
      Miscellaneous                                       4,530
      Expenses from Series (Note A)                     731,223
                                                    ------------
        Total expenses                                2,467,474
                                                    ------------
        Net investment income                        20,717,280
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments                 (1,225,120)
    Net realized gain on investments from Series
     (Note A)                                         3,090,324
    Change in net unrealized depreciation of
     investments                                      8,130,006
    Net unrealized appreciation of investments
     from Series (Note A)                             4,988,722
                                                    ------------
        Net gain on investments                      14,983,932
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $35,701,212
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                  Year Ended
                                                 December 31,
                                              1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $ 20,717,280  $ 19,596,399
    Net realized gain (loss) on
     investments sold (Note A)               1,865,204    (8,821,143)
    Change in net unrealized
     appreciation (depreciation) of
     investments (Note A)                   13,118,728   (11,234,402)
                                          --------------------------
    Net increase (decrease) in net
     assets resulting from operations       35,701,212      (459,146)
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                  (19,650,042)  (13,651,429)
    Net realized gain on investments                --    (1,798,366)
                                          --------------------------
    Total distributions to shareholders    (19,650,042)  (15,449,795)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold              134,637,958   180,356,650
    Proceeds from reinvestment of
     dividends and distributions            19,650,042    15,449,795
    Payments for shares redeemed          (276,278,511) (178,588,207)
                                          --------------------------
    Net increase (decrease) from Trust
     share transactions                   (121,990,511)   17,218,238
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS     (105,939,341)    1,309,297
NET ASSETS:
    Beginning of year                      344,837,786   343,528,489
                                          --------------------------
    End of year                           $238,898,445  $344,837,786
                                          --------------------------
    Accumulated undistributed net
     investment income at end of year     $ 20,476,707  $ 19,409,469
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                     9,484,647    12,801,076
    Issued on reinvestment of dividends
     and distributions                       1,443,794     1,097,286
    Redeemed                               (19,275,210)  (12,746,474)
                                          --------------------------
    Net increase (decrease) in shares
     outstanding                            (8,346,769)    1,151,888
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the AMT Limited Maturity Bond Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: Investments in the Series of Advisers Managers Trust are valued by Advisers Managers Trust as indicated in the notes following the Series' schedule of investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent that the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974 expiring in 2002, determined as of December 31, 1995), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   in  the  recognition  or  classification  of  income  between  the  financial
   statements  and  tax   earnings  and  profits   which  result  in   temporary
   over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of
May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series. (See Note B of Notes to Financial Statements of the Series.) Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .50% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. For the period ended April 30, 1995, the Fund paid $32,389 for such expense. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the compensation of Management under the Administration Agreement and the Series' Management Agreement, interest, taxes, brokerage commissions, extraordinary expenses, transaction costs, and any payments to Management pursuant to the
Plan) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1995, no reimbursement to the Fund or its predecessor was required.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period from May 1, 1995 to December 31, 1995, additions and reductions to the Fund's investment in its Series amounted to $33,220,561 and $89,109,317, respectively.

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE D -- SECURITIES TRANSACTIONS:
   Prior to conversion, there were purchase and sale transactions (excluding short-term securities) of $84,433,166 and $91,717,854, respectively, during the period from January 1, 1995 to April 30, 1995. Transactions occurring subsequent to the conversion are accounted for by Advisers Managers Trust.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                          Year Ended December 31,
                                          1995(2)   1994     1993     1992     1991     1990     1989    1988(3)   1987     1986
                                          ---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $14.02   $14.66   $14.33   $14.32   $13.62   $13.48   $13.01   $12.14   $13.62   $12.19
                                          ---------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                    .82      .78      .84     1.03     1.04     1.15     1.12      .92     1.00     1.01
    Net Gains or Losses on Securities
     (both realized and unrealized)          .65     (.80)     .08     (.33)     .43     (.10)(4)    .20   (.05)    (.60)     .65
                                          ---------------------------------------------------------------------------------------
      Total From Investment Operations      1.47     (.02)     .92      .70     1.47     1.05     1.32      .87      .40     1.66
                                          ---------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                    (.78)    (.55)    (.52)    (.66)    (.77)    (.91)    (.85)      --    (1.62)    (.22)
    Distributions (from capital gains)        --     (.07)    (.07)    (.03)      --       --       --       --     (.26)    (.01)
                                          ---------------------------------------------------------------------------------------
      Total Distributions                   (.78)    (.62)    (.59)    (.69)    (.77)    (.91)    (.85)      --    (1.88)    (.23)
                                          ---------------------------------------------------------------------------------------
Net Asset Value, End of Year              $14.71   $14.02   $14.66   $14.33   $14.32   $13.62   $13.48   $13.01   $12.14   $13.62
                                          ---------------------------------------------------------------------------------------
Total Return+                             +10.94%    -.15%   +6.63%   +5.18%  +11.34%   +8.32%  +10.77%   +7.17%   +2.89%  +13.83%
                                          ---------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
 millions)                                $238.9   $344.8   $343.5   $187.0   $ 83.0   $ 46.0   $ 31.5   $ 25.4   $ 19.0   $ 17.1
                                          ---------------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
 Assets                                      .71%     .66%     .64%     .64%     .68%     .76%     .88%    1.01%     .99%    1.14%
                                          ---------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets                  5.99%    5.42%    5.19%    5.80%    6.61%    7.66%    8.11%    7.15%    7.36%    7.26%
                                          ---------------------------------------------------------------------------------------
    Portfolio Turnover Rate(5)                27%      90%     159%     114%      77%     124%     116%     197%      24%      32%
                                          ---------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)On May 2, 1988, the predecessor of the Fund changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4)The amounts shown at this caption for a share outstanding throughout the period may not accord with the change in aggregate gains and losses in securities for the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
5)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995 are included elsewhere in AMT Limited Maturity Bond Investments' Financial Highlights.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Limited Maturity Bond Portfolio

   We have audited the accompanying statement of assets and liabilities of the Limited Maturity Bond Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Limited Maturity Bond Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

  PRINCIPAL                                      RATING(2)         MARKET
    AMOUNT                                    MOODY'S   S&P       VALUE(1)
  ----------                                  ------   ------   ------------
              U.S. TREASURY SECURITIES
              (12.9%)
  $   50,000  U.S. Treasury Notes, 5.75%,
              due 10/31/97                     TSY      TSY     $     50,470
     735,000  U.S. Treasury Notes, 6.00%,
              due 11/30/97                     TSY      TSY          745,525
     345,000  U.S. Treasury Notes, 7.25%,
              due 2/15/98                      TSY      TSY          358,852
  13,375,000  U.S. Treasury Notes, 7.75%,
              due 1/31/00                      TSY      TSY       14,533,542
  25,460,000  U.S. Treasury Notes, 6.25%,
              due 5/31/00                      TSY      TSY       26,322,585
                                                                ------------
              TOTAL U.S. TREASURY SECURITIES
              (COST $40,387,077)                                  42,010,974
                                                                ------------
              U.S. GOVERNMENT AGENCY
              SECURITIES (28.4%)
  50,000,000  Federal Home Loan Bank,
              Discount Notes, 5.45%, due
              1/2/96                           AGY      AGY       49,992,431
  42,605,000  Federal Home Loan Mortgage
              Corp., Discount Notes, 5.50% &
              5.75%, due 1/2/96 & 1/16/96      AGY      AGY       42,592,641
                                                                ------------
              TOTAL U.S. GOVERNMENT AGENCY
              SECURITIES (COST $92,585,072)                       92,585,072(3)
                                                                ------------
              MORTGAGE-BACKED SECURITIES
              (3.4%)
  FEDERAL HOME LOAN MORTGAGE CORP.
   1,138,922  REMIC Floating Rate Note CMO,
              Ser. 1270-F, 6.35%, due
              5/15/97                          AGY      AGY        1,140,221
     310,772  ARM Certificates, 7.125%, due
              3/1/17                           AGY      AGY          312,520
     215,832  ARM Certificates, 7.375%, due
              4/1/17                           AGY      AGY          217,316
      86,153  Mortgage Participation
              Certificates, 10.00%, due
              4/1/20                           AGY      AGY           93,032
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     895,950  Balloon Payment, Certificates,
              9.00%, due 3/1/97-2/1/98         AGY      AGY          925,910
     484,129  Balloon Payment, Certificates,
              8.50%, due 10/1/97-11/1/98       AGY      AGY          499,863
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   2,070,479  Pass-Through Certificates,
              10.00%, due 8/15/15-4/15/20      AGY      AGY        2,270,405
   5,081,450  Pass-Through Certificates,
              9.50%, due 9/15/09-5/15/22       AGY      AGY        5,454,631
                                                                ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES (COST $10,822,053)                       10,913,898
                                                                ------------
              ASSET-BACKED SECURITIES
              (23.1%)
     230,652  General Motors Acceptance
              Corp. Grantor Trust,
              Automobile Loan Pass-Through
              Certificates, Ser. 1992-D,
              5.55%, due 5/15/97               Aaa      AAA          230,445
     200,022  Case Equipment Loan Trust,
              Ser. 1992, Class A-2, 5.40%,
              due 6/15/98                      Aaa      AAA          199,869
     344,070  Volvo Grantor Trust,
              Automobile Loan Pass-Through
              Certificates, Ser. 1992-A,
              4.65%, due 6/15/98               Aaa      AAA          341,145
   1,653,265  Daimler-Benz Auto Grantor
              Trust, Ser. 1993-A, 3.90%, due
              10/15/98                         Aaa      AAA        1,630,615
   5,156,894  Nissan Auto Receivables
              Grantor Trust, Automobile Loan
              Pass-Through Certificates,
              Ser. 1994-A, Class A, 6.45%,
              due 9/15/99                      Aaa      AAA        5,202,533

Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  PRINCIPAL                                      RATING(2)         MARKET
    AMOUNT                                    MOODY'S   S&P       VALUE(1)
  ----------                                  ------   ------   ------------
  $3,184,991  USAA Auto Loan Grantor Trust,
              Automobile Loan Pass-Through
              Certificates, Ser. 1994-1,
              5.00%, due 11/15/99              Aaa      AAA     $  3,171,423
  11,960,000  Premier Auto Trust, Ser.
              1994-2, Class A-3, 6.35%, due
              5/2/00                           Aaa      AAA       12,114,882
   4,616,877  Caterpillar Financial Asset
              Trust, Ser. 1994-A, Class A-2,
              6.10%, due 6/25/00               Aaa      AAA        4,616,877
   6,361,436  Ford Credit Grantor Trust,
              Ser. 1995-B, Class A, 5.90%,
              due 10/15/00                     Aaa      AAA        6,392,480
   7,687,647  IBM Credit Receivables Lease
              Asset Master Trust, Ser.
              1994-1, Class A-2, 6.55%, due
              7/15/01                          Aaa      AAA        7,760,295
   5,801,421  Chase Manhattan Grantor Trust,
              Automobile Loan Pass-Through
              Certificates, Ser. 1995-B,
              5.90%, due 11/15/01              Aaa      AAA        5,839,595
   6,203,035  Case Equipment Loan Trust,
              Ser. 1995-A, 7.30%, due
              3/15/02                          Aaa      AAA        6,343,534
   8,000,000  NationsBank Credit Card Master
              Trust, Ser. 1995-1, Class A,
              6.45%, due 4/15/03               Aaa      AAA        8,234,400
   6,000,000  ADVANTA Credit Card Master
              Trust II, Ser. 1995-F, Class
              A-1, 6.05%, due 8/1/03           Aaa      AAA        6,082,920
   6,500,000  Standard Credit Card Master
              Trust I, Credit Card
              Participation Certificates,
              Ser. 1994-4, Class A, 8.25%,
              due 11/7/03                      Aaa      AAA        7,211,295
                                                                ------------
              TOTAL ASSET-BACKED SECURITIES
              (COST $74,587,101)                                  75,372,308
                                                                ------------
              BANKS & FINANCIAL INSTITUTIONS
              (12.2%)
   7,000,000  Society National Bank, Bank
              Notes, 6.875%, due 10/15/96      Aa3       A         7,076,510
   2,000,000  Chase Manhattan Corp.,
              Medium-Term Notes, 8.15%, due
              2/3/97                           A1        A         2,052,380
   8,000,000  BankAmerica Corp., Corporate
              Notes, 7.50%, due 3/15/97        A2        A+        8,184,720
   2,080,000  Chase Manhattan Corp.,
              Medium-Term Notes, 8.31%, due
              3/17/97                          A1        A         2,143,898
   4,050,000  Kansallis-Osake-Pankki, Yankee
              Notes, 9.75%, due 12/15/98       A3       BBB-       4,473,994
   1,090,000  Household Finance Corp.,
              Senior Subordinated Notes,
              9.55%, due 4/1/00                A3        A-        1,230,545
   8,450,000  First USA Bank, Medium-Term
              Deposit Notes, 6.375%, due
              10/23/00                        Baa2      BBB-       8,544,386
   6,010,000  Smith Barney Holdings Inc.,
              Notes, 6.50%, due 10/15/02       A3        A-        6,116,077
                                                                ------------
              TOTAL BANKS & FINANCIAL
              INSTITUTIONS (COST
              $40,195,568)                                        39,822,510
                                                                ------------
              CORPORATE DEBT SECURITIES
              (19.2%)
   5,000,000  Hanson Overseas B.V., Yankee
              Guaranteed Senior Notes,
              5.50%, due 1/15/96               A2        A+        5,000,100
   5,500,000  AT&T Capital Corp.,
              Medium-Term Notes, 6.99%, due
              10/12/96                         A3        A         5,556,320
   1,000,000  du Pont (E.I.), de Nemours &
              Co., Medium-Term Notes, 8.45%,
              due 10/15/96                     Aa3      AA-        1,023,560
   5,000,000  Tenneco Inc., Medium-Term
              Notes, 10.00%, due 8/1/98       Baa2      BBB-       5,475,200
   6,000,000  News America Holdings Inc.,
              Senior Notes, 9.125%, due
              10/15/99                        Baa3      BBB        6,565,980
  10,000,000  Xerox Credit Corp.,
              Medium-Term Notes, 6.84%, due
              6/1/00                           A2        A        10,206,200

Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  PRINCIPAL                                      RATING(2)         MARKET
    AMOUNT                                    MOODY'S   S&P       VALUE(1)
  ----------                                  ------   ------   ------------
  $4,000,000  Ford Motor Credit Co.,
              Medium-Term Notes, 6.84%, due
              8/16/00                          A1        A+     $  4,134,760
   6,750,000  Sears Roebuck Acceptance
              Corp., Medium-Term Notes, Ser.
              I, 6.42%, due 10/10/00           A2       BBB        6,876,292
   3,000,000  ITT Corp., Notes, 6.25%, due
              11/15/00                        Baa1      BBB        3,017,160
   9,000,000  General Motors Acceptance
              Corp., Medium-Term Notes,
              8.25%, due 2/8/01                A3        A-        9,809,010
   4,700,000  Viacom, Senior Notes, 6.75%,
              due 1/15/03                     Ba2(4)   BB+(4)      4,732,759
                                                                ------------
              TOTAL CORPORATE DEBT
              SECURITIES (COST $61,921,986)                       62,397,341
                                                                ------------
              TOTAL INVESTMENTS (99.2%)
              (COST $320,498,857)                                323,102,103(5)
              Cash, receivables and other
              assets, less liabilities
              (0.8%)                                               2,520,960
                                                                ------------
              TOTAL NET ASSETS (100.0%)                         $325,623,063
                                                                ------------

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments
1)Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. Short-term investments with less than sixty days until maturity at the time of purchase are valued at cost which, when combined with interest earned, approximates market value.
2)Credit ratings are unaudited.
3)At cost, which approximates market value.
4)Rated BBB- by Fitch Investors Services, Inc.
5)At December 31, 1995, the cost of investments for Federal income tax purposes was $320,498,857. Gross unrealized appreciation of investments was $3,909,217 and gross unrealized depreciation of investments was $1,305,971, resulting in net unrealized appreciation of $2,603,246, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                    December 31,
                                                        1995
                                                    ------------
ASSETS
      Investments in securities, at market
       value* (Note A) -- see Schedule of
       Investments                                  $323,102,103
      Cash                                                3,257
      Interest receivable                             2,583,202
      Deferred organization costs (Note A)               69,875
      Prepaid expenses and other assets                  17,076
      Receivable for securities sold                      7,018
                                                    ------------
                                                    325,782,531
                                                    ------------
LIABILITIES
      Payable to investment manager (Note B)             69,184
      Accrued expenses                                   45,772
      Accrued organization costs (Note A)                44,512
                                                    ------------
                                                        159,468
                                                    ------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                           $325,623,063
                                                    ------------
NET ASSETS consist of:
      Paid-in capital                               $323,019,817
      Net unrealized appreciation in value of
       investments                                    2,603,246
                                                    ------------
NET ASSETS                                          $325,623,063
                                                    ------------
*Cost of investments                                $320,498,857
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                        For the
                                                      Period from
                                                      May 1, 1995
                                                     (Commencement
                                                    of Operations)
                                                    to December 31,
                                                         1995
                                                    ---------------
INVESTMENT INCOME
    Interest income                                 $   15,349,653
                                                    ---------------
    Expenses:
      Investment management fee (Note B)                   576,781
      Custodian fees                                        94,637
      Auditing fees                                         20,349
      Amortization of deferred organization and
       initial offering expenses (Note A)                   10,809
      Insurance expense                                      9,595
      Accounting fees                                        6,667
      Trustees' fees and expenses                            6,242
      Legal fees                                             5,859
      Miscellaneous                                            284
                                                    ---------------
        Total expenses                                     731,223
                                                    ---------------
        Net investment income                           14,618,430
                                                    ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments sold                3,090,324
    Net unrealized appreciation of investments           4,988,722
                                                    ---------------
        Net gain on investments                          8,079,046
                                                    ---------------
        Net increase in net assets resulting from
        operations                                  $   22,697,476
                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                            Period from
                                            May 1, 1995
                                           (Commencement
                                          of Operations)
                                          to December 31,
                                               1995
                                          ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $   14,618,430
    Net realized gain on investments
     sold                                      3,090,324
    Net unrealized appreciation of
     investments                               4,988,722
                                          ---------------
    Net increase in net assets resulting
     from operations                          22,697,476
                                          ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 33,220,562
    Reductions                               (89,109,317)
                                          ---------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                    (55,888,755)
                                          ---------------
NET DECREASE IN NET ASSETS                   (33,191,279)
NET ASSETS:
    Initial contribution                     358,814,342
                                          ---------------
    End of period                         $  325,623,063
                                          ---------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust (the "Trust") invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Securities are valued as indicated in the notes following the Series' schedule of investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount on short-term investments (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $69,875. The accrued organization costs are payable to Neuberger& Berman Management Incorporated ("Management"), the investment manager of the Series.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Management as its investment manager under a Management Agreement ("Agreement") dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and
 .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.

Advisers Managers Trust                                        December 31, 1995
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

   The Series has an expense offset arrangement included in its custodian contract. The impact of this arrangement on the Series' custodian expense, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period from May 1, 1995 (commencement of operations) to December 31, 1995, there were purchase and sale transactions (excluding short-term securities) of $247,294,436 and $341,279,456, respectively.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                          Period from
                                          May 1, 1995
                                         (Commencement
                                        of Operations)
                                        to December 31,
                                             1995
                                   -------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                          .32%(1)
                                               ----------
    Net Investment Income                            6.34%(1)
                                               ----------
Portfolio Turnover Rate                                78%
                                               ----------
Net Assets, End of Period (in
 millions)                                         $325.6
                                               ----------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Limited Maturity Bond Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AMT Limited Maturity Bond
Investments, one of the series comprising Advisers Managers Trust, as of December 31, 1995, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMT Limited Maturity Bond Investments of Advisers Managers Trust at December 31, 1995, the results of its operations, the changes in its net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996